Information by Segment - Summary of Cash Flow By Segment (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	$ 635,613,720	$ 614,684,856	$ 576,531,527
Cash flows from (used in) investing activities	(146,465,777)	(63,488,592)	(296,741,347)
Cash flows from (used in) financing activities	(317,595,521)	(445,866,972)	(273,442,450)
Operating Segments [Member] | Generation [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	488,157,362	490,177,558	428,211,622
Cash flows from (used in) investing activities	(91,867,647)	(34,631,759)	(255,251,615)
Cash flows from (used in) financing activities	(301,835,211)	(374,835,378)	(175,094,207)
Operating Segments [Member] | Distribution [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	170,628,958	148,354,968	194,756,025
Cash flows from (used in) investing activities	(74,464,531)	(55,007,620)	(82,947,418)
Cash flows from (used in) financing activities	(76,923,085)	(88,519,047)	(98,304,569)
Holdings, Eliminations and Others [Member]
Disclosure Of Segment Cash Flow [Line Items]
Cash flows from (used in) operating activities	(23,182,620)	(23,847,670)	(46,436,120)
Cash flows from (used in) investing activities	19,886,401	26,150,787	41,457,686
Cash flows from (used in) financing activities	$ 61,162,775	$ 17,487,453	$ (43,674)